BANK LOANS - Short-term bank loans (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
BANK LOANS
Short-term bank loans	¥ 99,800,000	$ 14,469,640	¥ 356,000,000
Weighted average interest rates	4.10%	4.10%	4.42%